CONTRACTS IN PROGRESS (Tables)	12 Months Ended
Dec. 31, 2023
Construction Contracts [Abstract]
Disclosure of contracts in progress

(US$ MILLIONS)	2023	2022	2021
Contract costs incurred to date	$13,272	$21,014	$21,290
Profit recognized to date (less recognized losses)	117	2,044	1,760
	13,389	23,058	23,050
Less: progress billings	(13,723)	(23,847)	(24,021)
Contract work in progress (liability)	$(334)	$(789)	$(971)
Comprising:
Amounts due from customers — work in progress (1)	$167	$435	$427
Amounts due to customers — creditors (2)	(501)	(1,224)	(1,398)
Net work in progress	$(334)	$(789)	$(971)
____________________________________
(1)The change in the balance from December 31, 2022 was due to billed amounts of $2,055 million, additions to work in progress of $2,119 million and dispositions of $332 million.
(2)The change in the balance from December 31, 2022 was due to recognized revenue of $1,233 million, additions to work in progress of $1,301 million, dispositions during the year of $805 million and an increase of $14 million from other changes.